Operating Segments - Reconciliation to Consolidated Loss Before Income Taxes (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Loss from operations	$ (2,763,879)	$ (3,026,508)	$ (1,744,675)	$ (5,790,387)	$ (3,861,766)	$ (9,439,497)	$ (7,697,940)
Interest income (expense), net	69,823		35,925	145,851	64,767	213,975	(49,129)
Other income (expense), net	(7,920)		64,248	(8,708)	237,170	549,832	(161,464)
Net loss before income taxes	(2,701,976)		(1,644,502)	(5,653,244)	(3,559,829)	(8,675,690)	(7,908,533)
Total Segments
Segment reporting
Loss from operations	(1,554,250)		(345,258)	(3,390,940)	(1,251,859)	(4,619,610)	(2,848,834)
Net loss before income taxes	(1,554,250)		(376,604)	(3,390,940)	(1,275,665)	(4,641,952)	(2,823,567)
Corporate
Segment reporting
Loss from operations	(1,209,629)		(1,399,417)	(2,399,447)	(2,609,907)	(4,819,887)	(4,849,106)
Net loss before income taxes	$ (1,147,726)		$ (1,267,898)	$ (2,262,304)	$ (2,284,164)	$ (4,033,738)	$ (5,084,966)